Securitizations And Variable Interest Entities (Fair Value of Retained Interests) (Detail) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Schedule of fair value of retained interests [Line items]
Type of transferred assets	¥ 174	¥ 165
Government and government agency bonds [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	172	163
Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	0	0
Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	2	2
Level 2 [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	172	163
Level 2 [Member] | Government and government agency bonds [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	172	163
Level 3 [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	2	2
Level 3 [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	0	0
Level 3 [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	2	2
Investment grade [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	171	163
Investment grade [Member] | Government and government agency bonds [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	169	161
Investment grade [Member] | Mortgage and mortgage-backed securities [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	2	2
Other [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	3	2
Other [Member] | Government and government agency bonds [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	3	2
Other [Member] | Bank and corporate debt securities [Member]
Schedule of fair value of retained interests [Line items]
Type of transferred assets	¥ 0	¥ 0